SHARE CAPITAL AND SHARE BASED COMPENSATION - Time based RSU's (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2023
Weighted average grant date fair value per share
Granted during the year, weighted average remaining contractual term (years)		3 years 2 months 12 days
Time based restricted stock units
Share options:
Award vesting period (in years)		3 years
Number of shares authorized for grant (in shares)				134,100
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)		218,000
Granted during the year (in shares)	55,300	189,400	97,215
Vested during the year (in shares)		(207,000)
Forfeited during the year (in shares)		(16,000)
Non vested RSU's ending balance (in shares)		184,000	218,000
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)		$ 14.09
Granted during the year (in dollars per share)		22.21
Vested during the year (in dollars per share)		21.57
Forfeited during the year (in dollars per share)		22.42
Non vested RSU's ending balance (in dollars per share)		$ 22.30	$ 14.09
Weighted average remaining contractual term (years)		2 years	1 year 2 months 12 days
Granted during the year, weighted average remaining contractual term (years)		2 years 2 months 12 days